EXCELSIOR HEDGE FUND OF FUNDS I, LLC
Financial Statements
with Report of Independent Auditors
Year ended March 31, 2002



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                      Excelsior Hedge Fund Of Funds I, LLC
                              Financial Statements
                       with Report of Independent Auditors





                            Year ended March 31, 2002







                                    Contents

Report of Independent Auditors........................................ 1

Statement of Assets, Liabilities and Members' Equity -Net Assets...... 2

Statement of Operations............................................... 3

Statements of Changes in Members' Equity - Net Assets................. 4

Statement of Cash Flows............................................... 5

Notes to Financial Statements......................................... 6


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                         Report of Independent Auditors


To the Members and Board of Managers of Excelsior Hedge Fund of Funds I, LLC

We have audited the accompanying statement of assets, liabilities and members' equity - net assets of Excelsior Hedge Fund of Funds I, LLC (the "Company") as of March 31, 2002, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' equity - net assets for the year ended March 31, 2002 and the period from October 1, 2000 (commencement of operations) to March 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of March 31, 2002, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Excelsior Hedge Fund of Funds I, LLC at March 31, 2002, the results of its operations and its cash flows for the year then ended, and changes in its members' equity - net assets for the year ended March 31, 2002 and the period from October 1, 2000 (commencement of operations) to March 31, 2001, in conformity with accounting principles generally accepted in the United States.


                                                        Ernst & Young LLP

New York, New York
May 16, 2002


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                                            Excelsior Hedge Fund of Funds I, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets
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                                                                  March 31, 2002
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ASSETS

Investments in funds, at value (cost $69,450,000)              $75,809,832
Cash and cash equivalents                                       11,696,234
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Total Assets                                                    87,506,066
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LIABILITIES

Member subscriptions received in advance                       11,355,000
Payables:
  Due to Advisor                                                  371,076
  Payable for member interest repurchased                          46,810
  Professional fees                                                59,009
  Accrued expenses and other liabilities                           19,097
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Total Liabilities                                              11,850,992
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Net Assets                                                    $75,655,074
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MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                                $69,295,242
  Accumulated net unrealized appreciation on investments       6,359,832
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Members' Equity - Net Assets                                 $75,655,074
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  The accompanying notes are an integral part of these financial statements.



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                                            Excelsior Hedge Fund of Funds I, LLC
                                                         Statement of Operations
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                                                       Year ended March 31, 2002
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INVESTMENT INCOME

Interest                                                        $    8,483
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Total Investment Income                                              8,483
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OPERATING EXPENSES

Management fee                                                     820,961
Professional fees                                                  214,564
Other expenses                                                     106,444
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Total Operating Expenses                                         1,141,969
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Net Investment Loss                                             (1,133,486)
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UNREALIZED GAIN FROM INVESTMENTS

Change in net unrealized appreciation from investments           5,271,033
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Net Unrealized Gain from Investments                             5,271,033
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INCREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS                       $4,137,547
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The accompanying notes are an integral part of these financial statements.



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                                            Excelsior Hedge Fund of Funds I, LLC
                            Statement of Changes in Members' Equity - Net Assets
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                                                   Year ended March 31, 2002 and
      Period from October 1, 2000 (Commencement of Operations) to March 31, 2001
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                                                            2002        2001
                                                       -------------------------

OPERATIONS

Net investment loss                                   $(1,133,486)  $ (178,837)
Change in net unrealized appreciation from investments  5,271,033    1,088,799
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Increase in Members' Equity - Net Assets
                 Derived from Operations                4,137,547      909,962
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CAPITAL TRANSACTIONS

Proceeds from members' subscriptions                   50,873,000  18,200,000
Proceeds from member manager subscriptions                      -   2,000,000
Member interest repurchased                              (465,435)          -
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Increase in Members' Equity - Net Assets
                Derived From Capital Transactions      50,407,565  20,200,000
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MEMBERS' EQUITY - NET ASSETS
       AT BEGINNING OF YEAR/PERIOD                     21,109,962           -
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
       AT END OF YEAR/PERIOD                          $75,655,074 $21,109,962
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The accompanying notes are an integral part of these financial statements.



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                                            Excelsior Hedge Fund of Funds I, LLC
                                                         Statement of Cash Flows
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                                                       Year ended March 31, 2002
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CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members'equity - net assets
   derived from operations                                     $ 4,137,547
Adjustments to reconcile net increase in members' equity -
   net assets derived from operations to net
   cash used in operating activities:
      Increase in investments in funds                         (54,621,033)
      Decrease in other assets                                      20,333
      Increase in due to Advisor                                   220,038
      Increase in professional fees                                  3,009
      Increase in accrued expenses and other liabilities            12,079
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Net cash used in operating activities                          (50,228,027)
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CASH FLOWS FROM FINANCING ACTIVITIES

Members' subscriptions                                          53,553,000
Member interest repurchased                                       (418,625)
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Net cash provided by financing activities                       53,134,375
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Net increase in cash and cash equivalents                        2,906,348
Cash and cash equivalents at beginning of year                   8,789,886
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Cash and cash equivalents at end of year                       $11,696,234
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The accompanying notes are an integral part of these financial statements.


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                                            Excelsior Hedge Fund of Funds I, LLC
                                                   Notes to Financial Statements
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                                                                  March 31, 2002
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1. Organization

Excelsior Hedge Fund of Funds I, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company's investment objective is to maximize capital appreciation. The Company pursues its investment objective principally through a multi-manager multi-strategy program of investment in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Company invests as a limited partner along with other investors. Operations of the Company commenced on October 1, 2000.

NCT Opportunities, Inc., a North Carolina corporation, serves as the investment advisor of the Company (the "Advisor"). The Advisor is an indirect wholly-owned subsidiary of U.S. Trust Corporation, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Managers") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Managers have engaged the Advisor to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Company.

Initial and additional subscriptions for investment interests by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Managers may determine. The Managers reserve the right to reject any application for interests in the Company. The Company may from time to time offer to repurchase interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Managers, in their sole discretion. The Advisor expects that generally, it will recommend to the Managers that the Company offer to repurchase interests from members twice in each year, in June and December. Members can only transfer or assign their Company interests under certain limited circumstances, with the written consent of the Managers, which may be withheld in their sole discretion.


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                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2002
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2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Managers and the Advisor to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Managers and the Advisor believe that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by or at the direction of the Advisor as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Managers.

The Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment's cost when identified by the Investment Funds as a return of capital.

b. Company Expenses

The Company will bear certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; the management fee; travel and related expenses of Managers; all costs with respect to communications regarding the Company's transactions among the Advisor and any custodian or other agent engaged by the Company; and other types of expenses approved by the Managers.


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                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2002
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2. Significant Accounting Policies (continued)

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each member is individually required to report on its own tax return its distributive share of the Company's taxable income or loss. The Company has a tax year end of December 31.

In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Company reclassified $1,312,323 from accumulated net investment loss to net capital subscriptions. This reclassification was a result of permanent book to tax differences to reflect, as an adjustment to net capital subscribed, the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

d. Other

Cash and cash equivalents consist of monies invested in a U.S. Trust account, which earn interest at money market rates.

Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

The Advisor provides certain investment advisory services including travel and other expenses related to the selection and monitoring of investment managers and fees paid to consultants. Further, the Advisor provides certain management and administrative services to the Company including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Advisor a quarterly management fee at an annual rate of 1.5% of the Company's net assets. For the year ended March 31, 2002, the management fee was $820,961, of which $276,076 was payable at March 31, 2002.


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                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2002
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3. Management Fee, Related Party Transactions and Other (continued)

Upon admission to the Company, each member pays the Advisor a special one-time fee to offset the Advisor's administrative costs of establishing accounts for investors and reviewing subscription applications and organizational costs (the "New Account Fee") in the amount of $5,000. The Advisor may, in its sole discretion, waive all or a portion of this fee charged to any member that has established multiple related accounts. The New Account Fee does not constitute assets of the Company. At March 31, 2002, the Company had received New Account Fees from members on behalf of the Advisor totaling $95,000, which is included in due to Advisor on the statement of assets, liabilities and members' equity - net assets.

Each Manager, who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $7,000 plus a fee for each meeting attended. Any Manager who is an "interested person" does not receive any annual or other fee from the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Managers for the year ended March 31, 2002 were $35,250.

U.S. Trust serves as custodian of the Company's assets and provides custodial services for the Company.

The Company has retained J.D. Clark & Co. to provide accounting and certain administrative and investor services to the Company for a fixed fee as agreed from time to time. For the year ended March 31, 2002, the Company incurred $54,736 for such administrative services.

Net profits and net losses of the Company for each fiscal period are allocated among and credited to or debited against the capital accounts of all members as of the last day of the fiscal period in accordance with members' respective investment percentages for the fiscal period, all as defined in the Company's Limited Liability Company Agreement.

4. Securities Transactions

Aggregate purchases of Investment Funds for the year ended March 31, 2002, amounted to $49,350,000.

At March 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At March 31, 2002, accumulated net unrealized appreciation on investments was $6,359,832, consisting of $6,983,952 gross unrealized appreciation and $624,120 gross unrealized depreciation.


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                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2002
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5. Investments

As of March 31, 2002, the Company had investments in twenty Investment Funds, none of which were related parties. The following table lists the Company's investments in Investment Funds as of March 31, 2002. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 0.5% to 2.0% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions ranging from 3 months to 1 year from initial investment.

                                                                 % of
                                                                Members'
                                              Net               Equity-
                                            Income/    Fair       Net
Investment Fund:                  Cost      (Loss)     Value    Assets Liquidity
--------------------------------------------------------------------------------

Aragon Global Partners(QP), LP $2,000,000   $54.773  $2,054,773  2.72% Quarterly
Coatue Partners, L.P.           2,000,000   118,058   2,118,058  2.80  Quarterly
Chilton New Era Partners, L.P.  3,500,000     2,533   3,546,118  4.69  Annually
Durus Life Sciences Fund, LLC   3,000,000   261,906   3,278,815  4.33  Quarterly
Ivory Capital II, L.P.          3,700,000    76,799   3,834,158  5.07  Annually
JLF Partners I, L.P.            3,150,000   165,588   3,283,076  4.34  Annually
JMG Capital Partners, L.P.      4,750,000   940,042   5,918,818  7.82  Quarterly
K Capital II, L.P.              6,000,000  (400,553)  5,736,695  7.58  Quarterly
Midtown Nucleus Fund, L.P.      3,150,000   480,361   3,703,286  4.89  Quarterly
Narragansett I, LP              3,350,000   239,556   3,615,478  4.78  Annually
Owenoke Associates, L.P.        1,600,000   (17,959)  1,483,772  1.96  Quarterly
P.A.W. Partners, L.P.           2,600,000  (120,751)  2,516,067  3.33  Quarterly
Peninsula Fund, L.P.            3,150,000   237,508   3,338,069  4.41  Quarterly
Quaker Capital Partners I, L.P. 4,000,000   406,400   4,584,150  6.06  Annually
SAB Capital Partners, L.P.      4,000,000   458,876   4,458,876  5.89  Annually
Satellite Fund II, L.P.         3,000,000   230,409   3,302,658  4.36  Annually
Stark Investments, L.P.         4,750,000   323,609   5,172,719  6.84  Annually
Swiftcurrent Partners, L.P.     3,550,000   608,752   4,210,251  5.57  Annually
Thales Fund, L.P.               5,000,000  (160,654)  4,839,346  6.40  Quarterly
Tonga Partners, L.P.            3,200,000 1,365,780   4,814,649  6.36  Semi-ann.

                              -----------------------------------------
Total                        $69,450,000 $5,271,033 $75,809,832 100.20

Other Assets, less Liabilities                         (154,758) (0.20)
                                                      -----------------
Members' Equity--Net Assets                         $75,655,074 100.00%


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                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2002
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5. Investments (continued)

The Company's investments are summarized below based on the investment objectives of the specific Investment Funds at March 31, 2002.

  Investment Objective       Cost     Fair Value
-------------------------------------------------

Distressed               $23,500,000  $24,970,236
Securities/Arbitrage
Opportunistic - Long &    15,450,000   16,963,354
Short
Hedged - Long/Short       14,450,000   17,317,934
Sector Funds - Hedged     16,050,000   16,558,308
                         -------------------------
                         $69,450,000  $75,809,832

6. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. However, as a result of the investments by the Company as a limited partner, the Company's liability with respect to its investments in the Investment Funds' is limited to the net asset value of its investment in each Investment Fund.

7. Financial Highlights

The following represents the ratios to average net assets and total return information for the year ended March 31, 2002 and the period from October 1, 2000 (commencement of operations) to March 31, 2001:

                                          2002       2001
                                       ------------------------
   Ratios to average net assets:
      Expenses                           2.16%       1.33%
      Net investment loss               (2.15%)     (1.32%)

   Total return                          6.98%       5.44%

The above ratios and total returns are calculated for all members taken as a whole, and are not annualized for periods of less than a year. An individual member's ratios and return may vary from the above based on the timing of capital transactions.


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                                            Excelsior Hedge Fund of Funds I, LLC
                                       Notes to Financial Statements (continued)
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                                                                  March 31, 2002
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8. Subsequent Events

Effective April 1, 2002, the Company received capital subscriptions from members for $17,490,000, of which $11,355,000 was received in advance.